As filed with the Securities and Exchange Commission on April 22, 1998

                                                      Registration No. 2-95002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 17

                                      to
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                                      and

                               AMENDMENT NO. 17
                                      to

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            |X|

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                                80 Broad Street
                           New York, New York 10004
                            (Address of Depositor's
                         Principal Executive Offices)

                 Depositor's Telephone Number:  (212) 943-3855

                   Margaret Hankard, Senior Associate Counsel
                c/o Sun Life Assurance Company of Canada (U.S.)
                      Retirement Products and Services
                               One Copley Place
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                             David N. Brown, Esq.
                              Covington & Burling
                        1201 Pennsylvania Avenue, N.W.
                                 P.O. Box 7566
                            Washington, D.C.  20044



|X| It is proposed that this filing will become effective on May 1, 1998 pursuant to paragraph (b) of Rule 485.





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

C1 (NY)

                     SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                        Amendment No. 17 to Form N-4

             Cross Reference Sheet Required by Rule 495(a) under
                         The Securities Act of 1933

Item Number in Form N-4                Location in Prospectus; Caption
-----------------------                -------------------------------
Part A
------
 1.   Cover Page                       Cover Page

 2.   Definitions                      Definitions

 3.   Synopsis                         Synopsis; Expense Summary

 4.   Condensed Financial              Condensed Financial Information
      Information

 5.   General Description of           A Word About the Company,
      Registrant, Depositor            the Variable Account and the
      and Portfolio Companies          Funds

 6.   Deductions                       Contract Charges; Cash Withdrawals

 7.   General Description of           Purchase Payments and Contract
      Variable Annuity Contracts       Values During Accumulation
                                       Period; Other Contractual
                                       Provisions

 8.   Annuity Period                   Annuity Provisions

 9.   Death Benefit                    Death Benefit

10.   Purchases and Contract           Purchase Payments and Contract
      Value                            Values During Accumulation
                                       Period

11.   Redemptions                      Cash Withdrawals

12.   Taxes                            Federal Tax Status

13.   Legal Proceedings                Legal Proceedings

14.   Table of Contents of the         Table of Contents for Statement
      Statement of Additional          of Additional Information
      Information

                                       Location in Statement of
Item Number in Form N-4                Additional Information; Caption
-----------------------                -------------------------------
Part B
------

15.   Cover Page                       Cover Page

16.   Table of Contents                Table of Contents

17.   General Information and          General Information
      History

18.   Services                         Other Contractual Provisions*

19.   Purchase of Securities           Purchase Payments and Contract
      Being Offered                    Values During Accumulation
                                       Period*

20.   Underwriters                     Distribution of the Contracts*

21.   Calculation of Performance       Not Applicable
      Data

22.   Annuity Payments                 Annuity Provisions

23.   Financial Statements             Financial Statements



* In the Prospectus.

                              PART A

               INFORMATION REQUIRED IN A PROSPECTUS



     Attached hereto and made a part hereof is the Prospectus dated May 1, 1998.

                                                                      PROSPECTUS
                                                                     MAY 1, 1998


                                   COMPASS I

    The individual flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement plans which meet the requirements of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code. The Contracts are issued by Sun Life Insurance and Annuity Company of New York (the "Company"). The Company's Annuity Service Mailing Address is 80 Broad Street, New York, New York 10004.


    The Owner of a Contract may elect to have Contract values accumulated on a fixed basis in the Fixed Account (which is part of the Company's general account and pays interest at a guaranteed fixed rate) or on a variable basis in Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of the Company, or divided among the Fixed Account and Variable Account. The Variable Account uses its assets to purchase, at their net asset value, Class A shares in one or more of the following mutual funds selected by the Owner from among a group of mutual funds advised by Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.):
MFS-Registered Trademark- Money Market Fund; MFS-Registered Trademark-Government Money Market Fund; MFS-Registered Trademark- World Governments Fund; MFS-Registered Trademark- Bond Fund; MFS-Registered Trademark- High Income Fund; MFS-Registered Trademark- Total Return Fund; Massachusetts Investors Trust; MFS-Registered Trademark- Research Fund; Massachusetts Investors Growth Stock Fund; MFS-Registered Trademark- Growth Opportunities Fund; and
MFS-Registered Trademark- Emerging Growth Fund (the "Mutual Fund(s)" or "Fund(s)"). If the Owner elects certain forms of an annuity as a retirement benefit, payments may be funded from either the Fixed Account or the Variable Account or from both of the Fixed Account and the Variable Account. Contract values allocated to the Variable Account and annuity payments elected on a variable basis will vary to reflect the investment performance of the Funds selected by the Owner.



    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser of a Contract should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1998 (the "Statement of Additional Information"), which is incorporated herein by reference. The Statement of Additional Information is available from the Company without charge upon written request to the above address or by telephoning (212) 943-3855 or (800) 447-7569. The Table of Contents for the Statement of Additional Information is shown on page 19 of this Prospectus.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE MUTUAL FUNDS.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PROSPECTUS                      ISSUED BY
MAY 1, 1998                     SUN LIFE INSURANCE AND ANNUITY COMPANY OF
COMBINATION FIXED/VARIABLE      NEW YORK
ANNUITY FOR QUALIFIED           Annuity Service Mailing Address:
RETIREMENT PLANS                80 Broad Street
                                New York, New York 10004

                                GENERAL DISTRIBUTOR
                                Clarendon Insurance Agency, Inc.
                                One Sun Life Executive Park
                                Wellesley, Massachusetts 02181

                                AUDITORS
                                Deloitte & Touche LLP
                                125 Summer Street
                                Boston, Massachusetts 02110



                         ISSUED IN CONNECTION
                         WITH SUN LIFE (N.Y.)
                         VARIABLE ACCOUNT A


CO1NY-1 5/98

                               TABLE OF CONTENTS


                                                                            PAGE
Definitions                                                                   2
Synopsis                                                                      3
Expense Summary                                                               4
Condensed Financial Information--Accumulation Unit Values                     6
Financial Statements                                                          6
A Word About the Company, the Variable Account and the Funds                  7
Purchase Payments and Contract Values During Accumulation Period              9
Cash Withdrawals                                                             10
Death Benefit                                                                11
Contract Charges                                                             12
Annuity Provisions                                                           14
Other Contractual Provisions                                                 16
Federal Tax Status                                                           17
Distribution of the Contracts                                                19
Legal Proceedings                                                            19
Owner Inquiries                                                              19
Table of Contents for Statement of Additional Information                    19


                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION ACCOUNT: An account established for the Contract to which net Purchase Payments are credited in the form of Accumulation Units.

ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.


ANNUITANT: The person or persons named in the Contract and on whose life the first annuity payment is made.



ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment is made.


ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment.

BENEFICIARY: The person who has the right to the death benefit set forth in the Contract.


CONTRACT YEARS and CONTRACT ANNIVERSARIES: The first Contract Year shall be the period of 12 months plus a part of a month as measured from the date the Contract is issued to the first day of the calendar month which follows the calendar month of issue. All Contract Years and Contract Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of issue.



DUE PROOF OF DEATH: An original certified copy of an official death certificate, or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to the Company.



FIXED ACCOUNT: Those assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.


FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner must be the trustee or custodian of a retirement plan which meets the requirements of
Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code.

PAYEE: The recipient of payments under the Contract. The term may include an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Mutual Fund.


VALUATION PERIOD: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of such values.


VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

                                    SYNOPSIS

    Purchase Payments are allocated to Sub-Accounts of the Variable Account or to the Fixed Account or to both Sub-Accounts and the Fixed Account as selected by the Owner. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 9). Subject to certain conditions, during the accumulation period the Owner may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account (see "Transfers/Conversions of Accumulation Units" on page 10).


    No sales charge is deducted from Purchase Payments; however, if any portion of a Contract's Accumulation Account is surrendered, the Company will, with certain exceptions, deduct a 5% withdrawal charge (i.e., a contingent deferred sales charge) to cover certain expenses relating to the sale of the Contract. A portion of the Accumulation Account may be withdrawn each year by the Owner without the assessment of a withdrawal charge, and after a Purchase Payment has been held by the Company for five years it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization or upon the transfers/ conversions described above (see "Cash Withdrawals" on page 10 and "Withdrawal Charges" on page 13).


    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected (see "Death Benefit" on page 11).


    On each Contract Anniversary and on surrender of the Contract for full value, the Company will deduct a contract maintenance charge of $30 from the Accumulation Account to reimburse it for administrative expenses related to the issuance and maintenance of the Contracts. After the Annuity Commencement Date such charge will be deducted pro rata from each annuity payment made during the year (see "Contract Maintenance Charge" on page 12).



    The Company also deducts, at the end of each Valuation Period, a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the Variable Account, for mortality and expense risks assumed by the Company (see "Mortality and Expense Risk Charge" on page 13).


    Premium taxes payable to any governmental entity will be charged against the Contracts (see "Premium Taxes" on page 14).


    Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, the frequency of payments, and the annuity option (see "Annuity Provisions" on page 14).



    If the Owner is not satisfied with the Contract, it may be returned to the Company at the Company's Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract it will be canceled and the full amount of any Purchase Payment(s) received by the Company will be refunded.


    ANY PERSON CONTEMPLATING THE PURCHASE OF A CONTRACT SHOULD CONSULT A QUALIFIED TAX ADVISER.

                                EXPENSE SUMMARY


    The purpose of the following table and Examples is to help Owners and prospective purchasers of the Contracts to understand the costs and expenses that are borne, directly and indirectly, by Owners. The table reflects expenses of the Variable Account as well as of the Funds. The expense information for certain Funds has been restated to reflect current fees. The information set forth should be considered together with the narrative provided in this Prospectus under the heading "Contract Charges", and the Funds' prospectuses.



CONTRACT OWNER TRANSACTION
  EXPENSES                          MCM     MCG     MWG     MFB     MFH     MTR     MIT     MFR     MIG     MGO     MEG
---------------------------------  -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
Sales Load Imposed on
  Purchases......................     0       0       0       0       0       0       0       0       0       0       0
  Deferred Sales Load (as a
    percentage of Purchase
    Payments withdrawn)(1)
  Years Payment in Account
    0-5..........................     5%      5%      5%      5%      5%      5%      5%      5%      5%      5%      5%
    More than 5..................     0%      0%      0%      0%      0%      0%      0%      0%      0%      0%      0%
Exchange Fee.....................     0       0       0       0       0       0       0       0       0       0       0
ANNUAL CONTRACT FEE                $30 per contract
---------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
---------------------------------
(AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT ASSETS)
Mortality and Expense Risk
  Fees...........................  1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%
Other Account Fees and
  Expenses.......................  0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%   0.00%
Total Separate Account Annual
  Expenses.......................  1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%   1.30%
FUND ANNUAL EXPENSES
---------------------------------
(AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)
Management Fees..................  0.48%   0.45%   0.75%   0.41%   0.46%   0.38%   0.22%   0.41%   0.63%   0.39%   0.71%
Other Expenses(2)................  0.32%   0.42%   0.60%   0.59%   0.55%   0.55%   0.52%   0.55%   0.08%   0.45%   0.50%
Total Fund Annual Expenses.......  0.80%   0.87%   1.35%   1.00%   1.01%   0.93%   0.74%   0.96%   0.71%   0.84%   1.21%

------------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge. After a Purchase Payment has been held by the Company for five years it may be withdrawn free of any withdrawal charge.

(2) Other expenses for all of the Funds except MCM and MCG include annualized fees assessed under the Distribution Plans adopted pursuant to Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder (see the Funds' prospectuses). The Distribution Plans commenced on the following dates: MTR and MWG, October 1, 1989, MIT, January 2, 1991 and MFB, MFH, MFR, MIG, MGO and MEG, March 1, 1991.

                                    EXAMPLES


    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
MCM.........................................................   $66      $111      $158       $243
MCG.........................................................   $67      $113      $161       $250
MWG.........................................................   $72      $127      $186       $298
MFB.........................................................   $68      $117      $168       $264
MFH.........................................................   $68      $117      $169       $265
MTR.........................................................   $68      $115      $164       $256
MIT.........................................................   $66      $109      $155       $237
MFR.........................................................   $68      $116      $166       $260
MIG.........................................................   $65      $108      $153       $234
MGO.........................................................   $67      $112      $160       $247
MEG.........................................................   $70      $123      $179       $285


    If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
MCM.........................................................   $21       $66      $113       $243
MCG.........................................................   $22       $68      $116       $250
MWG.........................................................   $27       $82      $141       $298
MFB.........................................................   $23       $72      $123       $264
MFH.........................................................   $23       $72      $124       $265
MTR.........................................................   $23       $70      $119       $256
MIT.........................................................   $21       $64      $110       $237
MFR.........................................................   $23       $71      $121       $260
MIG.........................................................   $20       $63      $108       $234
MGO.........................................................   $22       $67      $115       $247
MEG.........................................................   $25       $78      $134       $285



    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent certified public accountants.


                                                                       YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------------------------------------
                                    1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
                                  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
MIT
  Unit Value:
    Beginning of period           $12.2525  $12.3567  $17.9399  $17.7020  $22.3383  $23.6826  $25.7230  $25.1346  $34.5590  $42.9716
    End of period                 $13.3567  $17.9399  $17.7020  $22.3383  $23.6826  $25.7230  $25.1346  $34.5590  $42.9716  $55.8438
  Units outstanding at end of
   period                           24,079    18,059    23,308    22,137    21,171    23,251    25,279    25,203    24,506    24,219
MIG
  Unit Value:
    Beginning of period           $11.5459  $11.8676  $15.9079  $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834
    End of period                 $11.8676  $15.9079  $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834  $53.6803
  Units outstanding at end of
   period                           12,819     6,177    14,928    18,959    21,778    20,003    19,021    12,814    13,106    13,024
MTR
  Unit Value:
    Beginning of period           $13.0197  $14.7873  $17.9608  $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672
    End of period                 $14.7873  $17.9608  $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672  $41.7612
  Units outstanding at end of
   period                           77,528    83,644   105,351   122,995   105,130   100,003    95,322    77,949    72,563    67,638
MGO
  Unit Value:
    Beginning of period           $11.2662  $12.1191  $15.3740  $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614
    End of period                 $12.1191  $15.3740  $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614  $39.2762
  Units outstanding at end of
   period                           59,322    32,002    23,091     7,814     7,596    20,275     6,457     7,521     6,814     6,582
MFR
  Unit Value:
    Beginning of period           $10.2625  $11.1713  $13.9068  $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227
    End of period                 $11.1713  $13.9068  $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227  $44.0450
  Units outstanding at end of
   period                            9,279     1,860     2,302     3,637     3,541     3,440     5,906     6,052     7,287     9,945
MFB
  Unit Value:
    Beginning of period           $11.8545  $12.6812  $14.2070  $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984
    End of period                 $12.6812  $14.2070  $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984  $26.0312
  Units outstanding at end of
   period                           30,198    43,783    52,660    49,168    59,308    59,624    47,921    43,111    43,293    25,870
MCM
  Unit Value:
    Beginning of period           $11.0070  $11.6337  $12.5003  $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386
    End of period                 $11.6337  $12.5003  $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386  $16.1968
  Units outstanding at end of
   period                           58,936   125,280   113,082    80,068    26,714    21,912    38,136    28,742    21,921    17,324
MCG
  Unit Value:
    Beginning of period           $10.9982  $11.5847  $12.4222  $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092
    End of period                 $11.5847  $12.4222  $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092  $15.9182
  Units outstanding at end of
   period                            5,011     4,950     6,250    10,342     7,125     5,435     5,367     5,691     6,013     4,440
MFH
  Unit Value:
    Beginning of period           $11.3760  $12.6152  $12.2288  $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670
    End of period                 $12.6152  $12.2288  $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670  $27.8588
  Units outstanding at end of
   period                           78,918    35,214    31.130    26,855    27,382    22,861    22,721    18,087    16,765    13,294
MWG
  Unit Value:
    Beginning of period           $16.3472  $16.8375  $17.8619  $20.7841  $23.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910
    End of period                 $16.8375  $17.8619  $20.7841  $23.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910  $29.5139
  Units outstanding at end of
   period                           12,427     9,960    11,639    17,538    24,774    28,203    25,643    17,846    15,694    12,546
MEG
  Unit Value:
    Beginning of period           $11.2093  $12.7010  $15.7599  $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336
    End of period                 $12.7010  $15.7599  $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336  $59.9380
  Units outstanding at end of
   period                           15,943    15,689    14,879     9,376    13,562    17,136    18,402    19,750    19,504    16,548


                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

          A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004.


    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.), is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.


THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account A (the "Variable Account") was established as a separate account of the Company on December 3, 1984 pursuant to a resolution of its Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Under New York insurance law and under the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the Funds described below.

THE MUTUAL FUNDS


    All amounts allocated to the Variable Account will be used to purchase at their net asset value Class A Fund shares as designated by the Owner. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Class A Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.



    A summary of the investment objectives of each Fund follows. More detailed information may be found in the current prospectuses of the Funds and in their Statements of Additional Information. A prospectus for each Fund must accompany this Prospectus and should be read in conjunction herewith.



MFS-REGISTERED TRADEMARK- MONEY MARKET FUND ("MCM") and
MFS-REGISTERED TRADEMARK- GOVERNMENT MONEY MARKET FUND ("MCG")



    MCM and MCG will seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. MCM and MCG are separate series of MFS Series Trust IV. Each represents a separate diversified portfolio with separate investment policies.



    MCM will invest primarily in short-term money market instruments, including U.S. Government securities and repurchase agreements collateralized by such securities, obligations of the larger banks, prime commercial paper and high quality corporate obligations.



    MCG will invest only in short-term securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. Government and in repurchase agreements collateralized by such securities.

MFS-REGISTERED TRADEMARK- WORLD GOVERNMENTS FUND ("MWG")


    MWG will seek preservation and growth of capital, and moderate current income through a professionally managed, internationally diversified portfolio consisting primarily of debt securities, and, to a lesser extent, equity securities.


MFS-REGISTERED TRADEMARK- BOND FUND ("MFB")


    MFB will invest a major portion of its assets in "investment grade" debt securities. Its primary investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. A secondary objective is to protect shareholders' capital.


MFS-REGISTERED TRADEMARK- HIGH INCOME FUND ("MFH")


    MFH will seek high current income by investing primarily in a diversified portfolio of fixed income securities, some of which may involve equity features. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Securities offering the high current income sought by the Fund (commonly known as "junk bonds") are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Accordingly, an investment in the Fund may not be appropriate for all investors.


MFS-REGISTERED TRADEMARK- TOTAL RETURN FUND ("MTR")


    MTR will seek to obtain above-average income consistent with what the Fund's management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may also possess growth potential. Under normal market conditions, MTR will invest at least 25% of its assets in fixed income securities and at least 40% but no more than 75% of its assets in equity securities.


MASSACHUSETTS INVESTORS TRUST ("MIT")


    MIT will seek to provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of capital which an investor wishes to have invested in securities considered to be of high or improving investment quality. The assets of the Fund are normally invested in common stocks or securities convertible into common stocks. However, the Fund may hold its assets in cash or invest in commercial paper, repurchase agreements or other forms of debt securities either to provide reserves for future purchases of common stock or as a defensive measure in certain economic environments.


MFS-REGISTERED TRADEMARK- RESEARCH FUND ("MFR")


    MFR will seek to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income.


MASSACHUSETTS INVESTORS GROWTH STOCK FUND ("MIG")


    MIG will seek to provide long-term growth of capital and future income rather than current income by investing (except for working cash balances,) in the common stocks, or securities convertible into common stocks, of companies believed by the Fund's management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies.

MFS-REGISTERED TRADEMARK- GROWTH OPPORTUNITIES FUND ("MGO")


    MGO (formerly Massachusetts Capital Development Fund ("MCD")) will seek growth of capital. Dividend income, if any, is a consideration incidental to the objective of capital growth. The Fund maintains a flexible approach towards types of companies as well as types of securities, depending upon the economic environment and the relative attractiveness of the various securities markets. Generally, emphasis is placed upon companies believed to possess above average growth opportunities.


MFS-REGISTERED TRADEMARK- EMERGING GROWTH FUND ("MEG")


    MEG will seek long-term growth of capital by investing primarily in common stocks of small and medium-sized companies that are early in their life cycle, but which have the potential to become major enterprises i.e., emerging growth companies). Investments in emerging growth companies are generally more volatile in price and involve higher risk than investments in more established companies.


                     PURCHASE PAYMENTS AND CONTRACT VALUES
                           DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS


    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly or on any other frequency acceptable to the Company. Unless the Contract has been surrendered, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date. The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Contract's Accumulation Account to exceed $1,000,000. If the value of a Contract's Accumulation Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the Company's prior approval.



    Completed contract application forms, together with the initial Purchase Payment, are forwarded to the Company. Upon acceptance, the Contract is issued to the Owner and the initial Purchase Payment is credited to the Contract in the form of Accumulation Units. The initial Purchase Payment must be applied within two business days of receipt of a completed application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately, unless the applicant specifically consents to the Company's retaining the Purchase Payment until the application is made complete. Thereafter, the Purchase Payment must be applied within two business days. All subsequent Purchase Payments will be applied using the Accumulation Unit values for the Valuation Period during which the Purchase Payment is received by the Company.


    The Company will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

    Each net Purchase Payment will be allocated to either the Fixed Account (see Appendix A to the Statement of Additional Information for a description of the Fixed Account) or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified by the Owner in the application or as subsequently changed. Upon receipt of a Purchase Payment, all or that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts will be credited to the Accumulation Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value for the particular Sub-Account for the Valuation Period during which the Purchase Payment is received.

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-

Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the particular Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending upon the investment performance of the Fund in which the Sub-Account is invested and the expenses and charges deducted from the Variable Account.


NET INVESTMENT FACTOR


    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater than, less than or equal to one; therefore, the value of a Variable Accumulation Unit may increase, decrease or remain the same.


    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

    (a) is the net result of:

        (1) the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

        (2) the per share amount of any dividend or other distribution declared by the Fund issuing the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

        (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

    (b) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

    (c) is the risk charge factor determined by the Company for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

TRANSFERS/CONVERSIONS OF ACCUMULATION UNITS


    During the accumulation period, the Owner may convert the value of a designated number of Fixed Accumulation Units then credited to a Contract's Accumulation Account into Variable Accumulation Units in particular Sub-Accounts having an equal aggregate value, or convert the value of a designated number of Variable Accumulation Units into other Variable Accumulation Units and/or Fixed Accumulation Units having an equal aggregate value. These transfers/conversions are subject to the following conditions: (1) conversions involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary; (2) not more than 12 conversions may be made in any Contract Year; and (3) the value of Accumulation Units converted may not be less than $1,000 unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Sub-Account credited to the Accumulation Account are being converted. In addition, these transfers/conversions shall be subject to such terms and conditions as may be imposed by the applicable Fund or Funds. The conversion will be made using the Accumulation Unit values for the Valuation Period during which the request for conversion is received by the Company. Conversions may be made pursuant to telephoned instructions.


                                CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Owner may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company. For withdrawals in excess of $5,000, the Company may require a signature guarantee. The withdrawal will result in the cancellation of Accumulation Units with an aggregate value equal to the dollar amount of the cash withdrawal payment plus, if applicable, the contract maintenance charge and any withdrawal charge. Unless instructed to the contrary, the Company will cancel Fixed Accumulation Units and Variable Accumulation Units of the particular Sub-Accounts on a pro rata basis, reflecting the existing composition of the Contract's Accumulation Account. If a partial withdrawal is requested which would leave an Accumulation Account value of less than the contract maintenance charge, then such partial withdrawal will be treated as a full surrender.


    Under certain conditions, the Company will assess a withdrawal charge if a cash withdrawal payment is made. The amount of any withdrawal charge and the conditions under which the charge will apply are discussed under "Withdrawal Charges".


    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940. Deferment is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or
(b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Funds is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Funds, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders.


    Since the Contracts will be issued only in connection with retirement plans which meet the requirements of Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. The tax consequences of a cash withdrawal payment should be carefully considered (see "Federal Tax Status").

                                 DEATH BENEFIT

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the annuity option elected.

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect to have the value of the Accumulation Account applied under one or more annuity options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the value of the Accumulation Account applied under one or more of the annuity options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant and any required release or consent is received, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.


    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit under the Contract.

PAYMENT OF DEATH BENEFIT


    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals." If the death benefit is to be paid in one sum to the Owner, or to the estate of the deceased Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant and the Beneficiary is received. If settlement under one or more of the annuity options is elected by the Owner, the Annuity Commencement Date will be the first day of the second calendar month following receipt of Due Proof of Death of the Annuitant and the Beneficiary, if any. In the case of an election by the Beneficiary, the Annuity Commencement Date will be the first day of the second calendar month following the effective date of the election. An Annuity Commencement Date later than that described above may be elected by an Owner or Beneficiary, provided that such date is (a) the first day of a calendar month, and (b) not later than the first day of the first month following the 85th birthday of the Beneficiary or other Payee designated by the Owner, as the case may be, unless otherwise restricted by the particular retirement plan or by applicable law (see "Annuity Commencement Date").


AMOUNT OF DEATH BENEFIT


    The death benefit is equal to the greatest of: (1) the value of the Contract's Accumulation Account; (2) total Purchase Payments made under the Contract reduced by all withdrawals; or (3) the value of the Contract's Accumulation Account on the fifth (5th) Contract Anniversary, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed subsequent to such fifth (5th) Contract Anniversary. The Accumulation Unit values used in determining the amount of the death benefit under (1) above will be the values for the Valuation Period during which Due Proof of Death of the Annuitant is received by the Company if settlement is elected by the Owner under one or more of the annuity options or, if no such election by the Owner is in effect, either the values for the Valuation Period during which an election by the Beneficiary is effective or the values for the Valuation Period during which Due Proof of Death of both the Annuitant and the designated Beneficiary is received by the Company if the death benefit is to be paid in one lump sum to the deceased Owner/Annuitant's estate.


                                CONTRACT CHARGES

    Contract charges may be assessed under the Contracts as follows:

CONTRACT MAINTENANCE CHARGE


    On each Contract Anniversary and on surrender of the Contract for full value on other than the Contract Anniversary, the Company will deduct from the Accumulation Account a contract maintenance charge of $30 to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The contract maintenance charge will be deducted in equal amounts from the Fixed Account and each Sub-Account in which the Owner has Accumulation Units at the time of such deduction. On the Annuity Commencement Date the value of the Contract's Accumulation Account will be reduced by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, the contract maintenance charge will be deducted pro rata from each annuity payment made during the year. The Company does not expect to make a profit from the contract maintenance charge.


    The amount of the contract maintenance charge may not be increased by the Company. The Company reserves the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses.

MORTALITY AND EXPENSE RISK CHARGE

    The mortality and expense risks assumed by the Company are the risks that Annuitants may live for a longer period of time than estimated by the Company in establishing the guaranteed annuity rates incorporated into the Contract, and the risk that administrative charges assessed under the Contracts may be insufficient to cover actual administrative expenses incurred by the Company.


    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the accumulation period and after annuity payments begin at an effective annual rate of 1.30%. The rate of this deduction may be changed annually but in no event will it exceed 1.30% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess would be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, the deficiency will be met from the Company's general corporate funds, which may include amounts derived from the mortality and expense risk charges.



    For the year ended December 31, 1997, mortality and expense risk charges were the only expenses of the Variable Account.


WITHDRAWAL CHARGES


    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (i.e., a contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.


    A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for five years it may be withdrawn free of any withdrawal charge. In addition, no withdrawal charge is assessed upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    All other full or partial withdrawals are subject to a withdrawal charge equal to 5% of the amount withdrawn which is subject to the charge. The charge will be applied as follows:

        (1) Old Payments, new Payments and accumulated value: With respect to a particular Contract Year, "new Payments" are those Payments made in that Contract Year or in the four immediately preceding Contract Years; "old Payments" are those Payments not defined as new Payments; and "accumulated value" is the value of the Accumulation Account less the sum of old and new Payments.

        (2) Order of liquidation: To effect a full surrender or partial withdrawal, the oldest previously unliquidated Payment will be deemed to have been liquidated first, then the next oldest, and so forth. Once all old and new Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.


        (3) Maximum free withdrawal amount: The maximum amount that can be withdrawn without a withdrawal charge in a Contract Year is equal to the sum of (a) any old Payments not already liquidated and (b) 10% of any new Payments, irrespective of whether these new Payments have been liquidated.


        (4) Amount subject to withdrawal charge: The amount subject to the withdrawal charge will be the excess, if any, of (a) amounts liquidated from old and new Payments over (b) the remaining maximum free withdrawal amount at the time of the withdrawal.


    In no event shall the aggregate withdrawal charges assessed against a Contract exceed 5% of the aggregate Purchase Payments made under such Contract. (See Appendix C in the Statement of Additional Information for examples of withdrawals and withdrawal charges.)

PREMIUM TAXES

    A deduction, when applicable, is made for premium or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if an Owner or Payee is other than a New York State resident, a premium tax ranging from 0% to 2.25% may be assessed, depending on the state of residence. It is currently the Company's policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE FUNDS


    The Variable Account purchases shares of the Funds at net asset value. The net asset values of these shares reflect investment management fees, Rule 12b-1 (i.e. distribution plan) fees and expenses (including, but not limited to, compensation of trustees/directors, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Funds. These fees and expenses are more fully described in the Funds' prospectuses and Statements of Additional Information.


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE


    Annuity payments under a Contract will begin on the Annuity Commencement Date which is selected by the Owner at the time the Contract is applied for. The Annuity Commencement Date may be changed by the Owner as provided in the Contract; however the new Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date be no later than April 1 following the year the Annuitant reaches age 70 1/2 and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an annuity option as described under "Death Benefit."



    On the Annuity Commencement Date the Contract's Accumulation Account will be canceled and its adjusted value will be applied to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). No cash withdrawals will be permitted after the Annuity Commencement Date except as may be available under the annuity option elected.


ANNUITY OPTIONS

    Unless restricted by the particular retirement plan or any applicable legislation, during the lifetime of the Annuitant and prior to the Annuity Commencement Date the Owner may elect one or more of the annuity options described below or such other settlement option as may be agreed to by the Company for the Annuitant as Payee. Annuity options may also be elected by the Owner or the Beneficiary as provided under "Death Benefit." The Owner may not change any election after 30 days prior to the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected.

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. In the event the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity Options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Options D and E are available only to provide a Fixed Annuity.



    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Option B or Annuity Option C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.


    Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time, three years or more but not exceeding 30 years, as elected.

    Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed by the Company at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant depending on the investment performance of the Sub-Accounts.


    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each variable annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of such calculations.


EXCHANGE OF VARIABLE ANNUITY UNITS


    After the Annuity Commencement Date, the Payee may exchange the value of a designated number of Variable Annuity Units of particular Sub-Accounts then credited to the Contract for other Variable Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. Exchanges may be made only between Sub-Accounts of the Variable Account. Twelve such exchanges may be made within each Contract Year.

ANNUITY PAYMENT RATES


    The Contract contains annuity payment rates for each Annuity Option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly variable annuity payment based on the assumed interest rate of 4%; and (b) the monthly fixed annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee. Over a period of time, if the Sub-Accounts achieve a net investment return exactly equal to the assumed interest rate of 4%, the amount of each variable annuity payment would remain constant. However if the Sub-Accounts achieve a net investment result greater than 4%, the amount of each variable annuity payment would increase; conversely, a net investment result less than 4% would decrease the amount of each variable annuity payment.


                          OTHER CONTRACTUAL PROVISIONS

OWNER

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain Contract rights and privileges.

    Transfer of ownership of a Contract is governed by the laws and regulations applicable to the retirement or deferred compensation plan for which the Contract was issued. Subject to the foregoing, a Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living. Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

VOTING OF FUND SHARES


    The Company will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights.


    Owners of Contracts may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.


    The number of particular Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of particular Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one share of a particular Fund as of the same date. On or after the Annuity Commencement Date, the number of shares of a particular Fund as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Fund share as of the same date.


SUBSTITUTED SECURITIES


    Shares of any of the Funds may not always be available for purchase by the Variable Account or the Company may decide that further investment in any such Fund's shares is no longer appropriate in view of the purposes of the Variable Account. In either event, shares of another registered open-end investment company may be substituted (i) for Fund shares already purchased by the Variable Account and (ii) as the security to be purchased in the future; provided that any such substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.


MODIFICATION

    Upon notice to the Owner, or to the Payee during the annuity period, the Contract may be modified by the Company, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, the Company may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT


    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York (the "Superintendent of Insurance") and to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company, subject to the prior approval of the Superintendent of Insurance may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. A more detailed discussion of the federal tax status of the Contracts is contained in the Statement of Additional Information. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

    Under existing federal income tax laws, the income of the Variable Account, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    The Contracts offered by this Prospectus are designed for use in connection with retirement plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Generally, no tax is imposed on the increase in the value of a Contract until a distribution occurs. Monthly annuity payments made as retirement distributions, and lump-sum payments or cash withdrawals (when permitted by the applicable retirement plan) under a Contract are generally taxable to the Annuitant as ordinary income to the extent that such payments are not deemed to come from the Owner's previously taxed investment in the Contract. Distributions made prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.


    In certain circumstances the Company is required to withhold and remit to the U.S. Government part of the taxable portion of each distribution made under a Contract.


RETIREMENT PLANS

    The Contracts described in this Prospectus are designed for use with the following types of qualified retirement plans:

        (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans; and


        (2) Individual Retirement Accounts ("IRAs") permitted by Sections 219 and 408 of the Code (excluding IRAs established as "Individual Retirement Annuities" under Section 408(b); including Simplified Employee Pensions established by employers pursuant to Section 408(k) and Simple Retirement Accounts established pursuant to Section 408(p)).



    The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with IRAs with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS


    The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley, Massachusetts 02181, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), the Company's parent company. Commissions and other distribution expenses will be paid by the Company and will not be more than 5.31% of Purchase Payments.


                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company is engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to the Company's total assets or material with respect to the Variable Account.


                                OWNER INQUIRIES



    All Owner inquiries should be directed to the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.


           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


General Information....................................................................
Annuity Provisions.....................................................................
Other Contractual Provisions...........................................................
Federal Tax Status.....................................................................
Administration of the Contracts........................................................
Distribution of the Contracts..........................................................
Accountants............................................................................
Financial Statements...................................................................
Appendix A -- The Fixed Account........................................................
Appendix B -- Illustrative Examples of Calculation of Variable Accumulation Unit Value,
 Variable Annuity Unit Value and Variable Annuity Payments.............................
Appendix C -- Withdrawals and Withdrawal Charges.......................................



    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser of a Contract should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1998 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return the request form printed below to the address shown or telephone the Company at (212) 943-3855 or (800) 447-7569.

--------------------------------------------------------------------------------

To:   Sun Life Insurance and Annuity Company of New York
     80 Broad Street
     New York, New York 10004

    Please send me a Statement of Additional Information for Compass I-Sun Life (N.Y.) Variable Account A.

Name        ------------------------------------------

Address
            ------------------------------------------

            ------------------------------------------

City ------------------------- State ------------ Zip --------------

Telephone --------------------------------------------

                           SUN LIFE INSURANCE AND ANNUITY COMPANY
                             OF NEW YORK
                           Annuity Service Mailing Address:
                           80 Broad Street
                           New York, New York 10004

                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           One Sun Life Executive Park
                           Wellesley Hills, Massachusetts 02181

                           AUDITORS
                           Deloitte & Touche LLP
                           125 Summer Street
                           Boston, Massachusetts 02110


                            CO1NY-13 5/98

                                                                     MAY 1, 1998


                                   COMPASS I

                      STATEMENT OF ADDITIONAL INFORMATION

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               TABLE OF CONTENTS


General Information.......................................................    2
Annuity Provisions........................................................    2
Other Contractual Provisions..............................................    3
Federal Tax Status........................................................    4
Administration of the Contracts...........................................    5
Distribution of the Contracts.............................................    6
Legal Matters.............................................................    6
Accountants...............................................................    6
Financial Statements......................................................    7
Appendix A -- The Fixed Account...........................................
Appendix B -- Illustrative Examples of Calculation of Variable
 Accumulation Unit Value, Variable Annuity Unit Value and Variable Annuity
 Payments.................................................................
Appendix C -- Withdrawals and Withdrawal Charges..........................



    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass I Combination Fixed/Variable Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account A (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 1998. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company at its Annuity Service Mailing Address, 80 Broad Street, New York, New York 10004 or by telephoning (212) 943-3855 or (800) 447-7569.


    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 80 Broad Street, New York, New York 10004.


    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. Sun Life of Canada (U.S.) in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"), 150 King Street West, Toronto, Ontario, Canada, a mutual life insurance company incorporated in Canada in 1865.


THE VARIABLE ACCOUNT


    Sun Life (N.Y.) Variable Account A (the "Variable Account") is a separate account of the Company, meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.


THE FIXED ACCOUNT


    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which consists of all assets of the Company other than those allocated to separate accounts of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).


                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (see "Net Investment Factor" in the Prospectus) for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                          OTHER CONTRACTUAL PROVISIONS

RIGHT TO RETURN CONTRACT

    The Owner should read the Contract carefully as soon as it is received. If the Owner wishes to return the Contract, it must be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract, it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.


    Under the Internal Revenue Code, an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the 7th day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the 7th day preceding the establishment of the Individual Retirement Account, then the Owner may revoke the Contract any time within seven days after the issue date. Upon such revocation, the Company will refund all Purchase Payment(s) made by the Owner. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an Individual Retirement Account a "ten day free look," notwithstanding the provisions of the Internal Revenue Code.


OWNER AND CHANGE OF OWNERSHIP


    The Contract shall belong to the Owner or to the successor to the Owner or the transferee of the Owner. All rights and privileges under the Contract may be exercised by the Owner, the successor to the Owner or transferee of the Owner without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner upon the death of the Annuitant. In some qualified plans the Owner of the Contract is a trustee and the trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.


    Ownership of the Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (4) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which the Contract may be issued. Subject to the foregoing, the Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. A change of Contract ownership will not be binding upon the Company until written notification of such change is received by the Company. Once received by the Company, the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.


DESIGNATION AND CHANGE OF BENEFICIARY


    The Beneficiary designation contained in the Contract application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.


    Subject to the rights of an irrevocably designated Beneficiary, the Owner (or the Annuitant, as permitted by the Owner) may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner or the Annuitant, as applicable.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN


    The Company is custodian of the assets of the Variable Account. The Company, as custodian, will purchase Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of federal income tax laws as currently interpreted, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account to the extent applied to increase reserves under the Contracts are not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL


    A participant in a retirement plan is the individual on whose behalf a Contract is issued. Certain federal income tax advantages are available to participants in retirement plans which meet the requirements of Section 401 or
Section 408 (excluding Section 408(b)) of the Code. The Contracts offered by this Prospectus are designed for use in connection with such retirement plans and accordingly all or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Monthly annuity payments made as retirement distributions under a Contract are generally taxable to the Annuitant as ordinary income under Section 72 of the Code. Distributions prior to age
59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more.


    Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.


    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.


    In the case of distributions from a Contract (other than a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying certain variable annuity contracts. These regulations do not affect the tax treatment of qualified contracts, such as the Contracts offered by this Prospectus.

    Due to the complex nature and frequent revisions of the federal income tax laws affecting retirement plans, a person contemplating the purchase of a Contract for use in connection with a retirement plan, the distribution or surrender of a Contract held under a retirement plan, or the election of an annuity option provided in a Contract should consult a qualified tax adviser.

                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.) and with

Sun Life Assurance Company of Canada under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of Sun Life of Canada (U.S.). Commissions and other distribution compensation will be paid by the Company and will not be more than 5.31% of Purchase Payments. During 1995, 1996 and 1997, approximately $4,000, $3,000 and $6,400, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.



                                  ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, are the Variable Account's independent certified public accountants providing auditing and other professional services.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF CONDITION

                                                     DECEMBER 31, 1997
                                          ----------------------------------------
                                             SHARES         COST         VALUE
                                          ------------  ------------  ------------
ASSETS:
Investments in mutual funds:
  Massachusetts Investors Trust ("MIT")
   Class A                                      77,156  $  1,017,897  $  1,351,607
  Massachusetts Investors Growth Stock
   Fund ("MIG") Class A                         56,043       609,561       696,146
  MFS Total Return Fund ("MTR") Class A        174,737     2,358,548     2,764,376
  MFS Growth Opportunities Fund ("MGO")
   Class A                                      18,654       224,567       259,666
  MFS Research Fund ("MFR") Class A             20,573       352,661       438,049
  MFS Bond Fund ("MFB") Class A                 50,195       651,802       683,432
  MFS Money Market Fund ("MCM")                280,662       280,662       280,662
  MFS Government Money Market Fund
   ("MCG")                                      70,666        70,666        70,666
  MFS High Income Fund ("MFH") Class A          66,478       339,707       367,643
  MFS World Governments Fund ("MWG")
   Class A                                      34,461       403,963       373,678
  MFS Emerging Growth Fund ("MEG") Class
   A                                            27,273       652,461       986,812
                                          ------------  ------------  ------------
NET ASSETS                                              $  6,962,495  $  8,272,737
                                                        ------------  ------------
                                                        ------------  ------------

                                                                                UNITS    UNIT VALUE     VALUE
                                                                              ---------  ----------  ------------
NET ASSETS APPLICABLE TO OWNERS OF DEFERRED
 VARIABLE ANNUITY CONTRACTS:
  MIT                                                                            24,219  $  55.8438  $  1,351,607
  MIG                                                                            13,024     53.6803       696,146
  MTR                                                                            67,638     41.7612     2,764,376
  MGO                                                                             6,582     39.2762       259,666
  MFR                                                                             9,945     44.0450       438,049
  MFB                                                                            25,870     26.0312       683,432
  MCM                                                                            17,324     16.1968       280,662
  MCG                                                                             4,440     15.9182        70,666
  MFH                                                                            13,294     27.8588       367,643
  MWG                                                                            12,546     29.5139       373,678
  MEG                                                                            16,548     59.9380       986,812
                                                                                                     ------------
NET ASSETS                                                                                           $  8,272,737
                                                                                                     ------------
                                                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF OPERATIONS


                                                                  YEAR ENDED DECEMBER 31, 1997
                                    ----------------------------------------------------------------------------------------
                                         MIT            MIG            MTR            MGO            MFR            MFB
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received            $   104,180    $   106,496    $   271,434    $    32,149    $    19,376    $    54,236
  Mortality and expense risk
   charges                                15,811          7,540         34,992          3,178          4,942          9,999
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net investment income             88,369         98,956        236,442         28,971         14,434         44,237
                                    -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
  Realized gains (losses) on
   investment transactions:
      Proceeds from sales                217,199         68,722        439,289         20,303         46,369        625,325
      Cost of investments sold           178,678         72,046        336,187         13,929         29,173        660,926
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains
         (losses)                         38,521         (3,324)       103,102          6,374         17,196        (35,601)
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Net Unrealized Appreciation
   (Depreciation) on Investments:
      End of year                        333,710         86,585        405,828         35,099         85,388         31,630
      Beginning of year                  142,622        (32,234)       329,636         22,925         52,320        (26,014)
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Change in unrealized
         appreciation                    191,088        118,819         76,192         12,174         33,068         57,644
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Realized and unrealized gains          229,609        115,495        179,294         18,548         50,264         22,043
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS FROM
  OPERATIONS                         $   317,978    $   214,451    $   415,736    $    47,519    $    64,698    $    66,280
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                    -------------  -------------  -------------  -------------  -------------  -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENT OF OPERATIONS

                                                                  YEAR ENDED DECEMBER 31, 1997
                                    ----------------------------------------------------------------------------------------
                                         MCM            MCG            MFH            MWG            MEG
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received            $    14,581    $     3,453    $    35,579    $    16,348    $     9,252    $   667,084
  Mortality and expense risk
   charges                                 3,939            984          5,371          5,435         12,460        104,651
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net investment income
         (loss)                           10,642          2,469         30,208         10,913         (3,208)       562,433
                                    -------------  -------------  -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
  Realized gains (losses) on
   investment transactions:
      Proceeds from sales                265,304         27,494        101,755        162,413        314,261      2,288,434
      Cost of investments sold           265,304         27,494        100,464        179,549        181,324      2,045,074
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains
         (losses)                             --             --          1,291        (17,136)       132,937        243,360
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Net Unrealized Appreciation
   (Depreciation) on Investments:
      End of year                             --             --         27,936        (30,285)       334,351      1,310,242
      Beginning of year                       --             --         13,479        (31,188)       296,679        768,225
                                    -------------  -------------  -------------  -------------  -------------  -------------
        Change in unrealized
         appreciation                         --             --         14,457            903         37,672        542,017
                                    -------------  -------------  -------------  -------------  -------------  -------------
  Realized and unrealized gains
   (losses)                                   --             --         15,748        (16,233)       170,609        785,377
                                    -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $    10,642    $     2,469    $    45,956    $    (5,320)   $   167,401    $ 1,347,810
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                    -------------  -------------  -------------  -------------  -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MIT                         MIG                        MTR
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                            ------------------------    -----------------------    ------------------------
                                            YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                            ------------------------    -----------------------    ------------------------
                                               1997          1996         1997          1996          1997          1996
                                            ----------    ----------    ---------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (expense)           $   88,369    $   93,649    $  98,956    $  109,259    $  236,442    $  244,417
  Net realized gains (losses)                   38,521         6,420       (3,324)        1,331       103,102        60,205
  Net unrealized gains (losses)                191,088       116,255      118,819       (23,684)       76,192         4,956
                                            ----------    ----------    ---------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                              317,978       216,324      214,451        86,906       415,736       309,578
                                            ----------    ----------    ---------    ----------    ----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                  54,860        59,276       26,278        22,225        91,990        61,458
    Net transfers between
     Sub-Accounts and Fixed Accounts            75,536        (8,441)      20,971        18,419       114,657       (42,651)
    Withdrawals, surrenders and account
     fees                                     (149,210)      (85,209)     (44,311)      (35,098)     (398,900)     (200,379)
                                            ----------    ----------    ---------    ----------    ----------    ----------
      Net contract owner activity              (18,814)      (34,374)       2,938         5,546      (192,253)     (181,572)
                                            ----------    ----------    ---------    ----------    ----------    ----------
    Increase (decrease) in net assets          299,164       181,950      217,389        92,452       223,483       128,006
NET ASSETS:
  Beginning of year                          1,052,443       870,493      478,757       386,305     2,540,893     2,412,887
                                            ----------    ----------    ---------    ----------    ----------    ----------
  End of year                               $1,351,607    $1,052,443    $ 696,146    $  478,757    $2,764,376    $2,540,893
                                            ----------    ----------    ---------    ----------    ----------    ----------
                                            ----------    ----------    ---------    ----------    ----------    ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MGO                         MFR                         MFB
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                            ------------------------    ------------------------    ------------------------
                                            YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                            ------------------------    ------------------------    ------------------------
                                               1997          1996          1997          1996          1997          1996
                                            ----------    ----------    ----------    ----------    ----------    ----------
OPERATIONS:
  Net investment income (expense)           $   28,971    $   21,254    $   14,434    $   10,751    $   44,237    $   58,696
  Net realized gains (losses)                    6,374        12,751        17,196        10,682       (35,601)         (546)
  Net unrealized gains (losses)                 12,174        10,378        33,068        23,132        57,644       (31,879)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in net assets
  from operations                               47,519        44,383        64,698        44,565        66,280        26,271
                                            ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                   4,030         4,745        15,074         7,123       191,747        30,397
    Net transfers between
     Sub-Accounts and Fixed Accounts              (357)       21,023       130,826        61,532      (159,325)       (4,412)
    Withdrawals, surrenders and account
     fees                                      (12,299)      (51,946)      (42,302)      (25,750)     (459,087)      (21,523)
                                            ----------    ----------    ----------    ----------    ----------    ----------
      Net contract owner activity               (8,626)      (26,178)      103,598        42,905      (426,665)        4,462
                                            ----------    ----------    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets           38,893        18,205       168,296        87,470      (360,385)       30,733
NET ASSETS:
  Beginning of year                            220,773       202,568       269,753       182,283     1,043,817     1,013,084
                                            ----------    ----------    ----------    ----------    ----------    ----------
  End of year                               $  259,666    $  220,773    $  438,049    $  269,753    $  683,432    $1,043,817
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                            ----------    ----------    ----------    ----------    ----------    ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MCM                        MCG                        MFH
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                            -----------------------    -----------------------    -----------------------
                                            YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                            -----------------------    -----------------------    -----------------------
                                              1997          1996         1997          1996         1997          1996
                                            ---------     ---------    ---------     ---------    ---------     ---------
OPERATIONS:
  Net investment income (expense)           $  10,642     $  11,357    $   2,469     $   2,862    $  30,208     $  30,770
  Net realized gains (losses)                      --            --           --            --        1,291        (1,897)
  Net unrealized gains (losses)                    --            --           --            --       14,457        14,638
                                            ---------     ---------    ---------     ---------    ---------     ---------
Increase (decrease) in net assets
  from operations                              10,642        11,357        2,469         2,862       45,956        43,511
                                            ---------     ---------    ---------     ---------    ---------     ---------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                 20,251        17,561        2,302         4,996        1,698         2,296
    Net transfers between
     Sub-Accounts and Fixed Accounts          (82,830)      (69,648)     (20,869)           --           --        (1,081)
    Withdrawals, surrenders and
     account fees                             (10,040)      (51,178)      (5,892)         (107)     (96,943)      (32,317)
                                            ---------     ---------    ---------     ---------    ---------     ---------
      Net contract owner activity             (72,619)     (103,265)     (24,459)        4,889      (95,245)      (31,102)
                                            ---------     ---------    ---------     ---------    ---------     ---------
    Increase (decrease) in net assets         (61,977)      (91,908)     (21,990)        7,751      (49,289)       12,409
NET ASSETS:
  Beginning of year                           342,639       434,547       92,656        84,905      416,932       404,523
                                            ---------     ---------    ---------     ---------    ---------     ---------
  End of year                               $ 280,662     $ 342,639    $  70,666     $  92,656    $ 367,643     $ 416,932
                                            ---------     ---------    ---------     ---------    ---------     ---------
                                            ---------     ---------    ---------     ---------    ---------     ---------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MWG                        MEG
                                                  SUB-ACCOUNT                SUB-ACCOUNT                  TOTAL
                                            -----------------------    -----------------------  --------------------------
                                            YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                            -----------------------    -----------------------  --------------------------
                                              1997          1996         1997          1996         1997          1996
                                            ---------     ---------    ---------     ---------  ------------  ------------
OPERATIONS:
  Net investment income (expense)           $  10,913     $   6,496    $  (3,208)    $    (807) $    562,433  $    588,704
  Net realized gains (losses)                 (17,136)       (7,467)     132,937        49,734       243,360       131,213
  Net unrealized gains (losses)                   903        20,174       37,672        75,648       542,017       209,618
                                            ---------     ---------    ---------     ---------  ------------  ------------
Increase (decrease) in net assets
  from operations                              (5,320)       19,203      167,401       124,575     1,347,810       929,535
                                            ---------     ---------    ---------     ---------  ------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received                 66,047         9,585       27,670        26,289       501,947       245,951
    Net transfers between Sub-Accounts
     and Fixed Accounts                       (82,359)      (33,415)      43,886        28,955        40,136       (29,719)
    Withdrawals, surrenders and account
     fees                                     (75,626)      (38,748)    (229,670)      (75,899)   (1,524,280)     (618,154)
                                            ---------     ---------    ---------     ---------  ------------  ------------
      Net contract owner activity             (91,938)      (62,578)    (158,114)      (20,655)     (982,197)     (401,922)
                                            ---------     ---------    ---------     ---------  ------------  ------------
    Increase (decrease) in net assets         (97,258)      (43,375)       9,287       103,920       365,613       527,613
NET ASSETS:
  Beginning of year                           470,936       514,311      977,525       873,605     7,907,124     7,379,511
                                            ---------     ---------    ---------     ---------  ------------  ------------
  End of year                               $ 373,678     $ 470,936    $ 986,812     $ 977,525  $  8,272,737  $  7,907,124
                                            ---------     ---------    ---------     ---------  ------------  ------------
                                            ---------     ---------    ---------     ---------  ------------  ------------

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION:

Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES:

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS:

                                                              MIT                   MIG                   MTR
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                     24,506     25,203     13,107     12,814     72,562     77,949
  Units purchased                                         1,081      1,571        531        664      2,518      1,916
  Units transferred between
   Sub-Accounts and Fixed Accounts                        1,654       (220)       446        613      3,183     (1,286)
  Units withdrawn and surrendered                        (3,022)    (2,048)    (1,060)      (984)   (10,625)    (6,017)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                           24,219     24,506     13,024     13,107     67,638     72,562
                                                      ---------  ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------  ---------

                                                              MGO                   MFR                   MFB
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      6,814      7,521      7,286      6,052     43,291     43,111
  Units purchased                                           111        162        341        215      8,049      1,322
  Units transferred between
   Sub-Accounts and Fixed Accounts                          (10)       828      3,373      1,743     (6,684)      (189)
  Units withdrawn and surrendered                          (333)    (1,697)    (1,055)      (724)   (18,786)      (953)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                            6,582      6,814      9,945      7,286     25,870     43,291
                                                      ---------  ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------  ---------


                                                              MCM                   MCG                   MFH
                                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                      --------------------  --------------------  --------------------
                                                           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                          DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      --------------------  --------------------  --------------------
                                                        1997       1996       1997       1996       1997       1996
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      21,922     28,742      6,013      5,691     16,765     18,087
  Units purchased                                          1,276      1,141        147        329         65         99
  Units transferred between
   Sub-Accounts and Fixed Accounts                        (5,243)    (4,598)    (1,349)        --         --        (46)
  Units withdrawn and surrendered                           (631)    (3,363)      (371)        (7)    (3,536)    (1,375)
                                                       ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding, end of year                            17,324     21,922      4,440      6,013     13,294     16,765
                                                       ---------  ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------  ---------

                                                               MWG                   MEG
                                                           SUB-ACCOUNT           SUB-ACCOUNT
                                                       --------------------  --------------------
                                                            YEAR ENDED            YEAR ENDED
                                                           DECEMBER 31,          DECEMBER 31,
                                                       --------------------  --------------------
                                                         1997       1996       1997       1996
                                                       ---------  ---------  ---------  ---------
Units outstanding, beginning of year                      15,694     17,846     19,505     19,750
  Units purchased                                          2,245        334        476        539
  Units transferred between
   Sub-Accounts and Fixed Accounts                        (2,790)    (1,137)       844        606
  Units withdrawn and surrendered                         (2,603)    (1,349)    (4,277)    (1,390)
                                                       ---------  ---------  ---------  ---------
Units outstanding, end of year                            12,546     15,694     16,548     19,505
                                                       ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 6, 1998

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS



                                                 DECEMBER 31,
                                          --------------------------
                                              1997          1996
                                          ------------  ------------
ADMITTED ASSETS
General Account Assets:
    Bonds                                 $ 61,703,336  $ 77,142,619
    Mortgage loans on real estate           25,787,001    40,431,773
    Properties acquired in satisfaction
     of debt                                   --          1,377,041
    Policy loans                               636,277       651,332
    Cash and short-term investments         10,120,237     4,614,994
    Life insurance premiums and annuity
     considerations due and uncollected        791,011       421,112
    Accident and health premiums due and
     unpaid                                    158,858        69,672
    Investment income due and accrued        1,083,939     1,737,199
    Other assets                               497,790        14,668
                                          ------------  ------------
    General account assets                 100,778,449   126,460,410
Separate Account Assets:
    Unitized                               406,430,585   303,896,114
    Non-unitized                           116,889,545    87,676,015
                                          ------------  ------------
    Total Admitted Assets                 $624,098,579  $518,032,539
                                          ------------  ------------
                                          ------------  ------------
LIABILITIES
General Account Liabilities:
    Aggregate reserve for life policies
     and contracts                        $ 22,374,626  $ 20,404,586
    Aggregate reserve for accident and
     health policies                         7,414,000     4,185,000
    Policy and contract claims               1,912,737     1,107,333
    Liability for premium and other
     deposit funds                          31,341,254    61,747,147
    Interest maintenance reserve               885,581     1,173,961
    Commissions to agents due or accrued       521,106       217,449
    General expenses due or accrued            415,105       218,624
    Transfers from Separate Accounts due
     or accrued                             (7,224,058)   (1,689,278)
    Taxes, licenses and fees due or
     accrued                                   114,986        96,884
    Federal income taxes due or accrued      1,000,000       400,000
    Asset valuation reserve                  1,346,335     1,845,237
    Payable to parent, subsidiaries and
     affiliates                              1,266,475     1,614,355
    Other liabilities                          810,594       509,201
                                          ------------  ------------
    General account liabilities             62,178,741    91,830,499
Separate Account Liabilities:
    Unitized                               406,249,110   303,723,382
    Non-unitized                           116,889,545    87,676,015
                                          ------------  ------------
    Total liabilities                      585,317,396   483,229,896
                                          ------------  ------------
CAPITAL STOCK AND SURPLUS
    Capital Stock--Par value $1,000;
     authorized issued and outstanding;
     2,000 shares                            2,000,000     2,000,000
                                          ------------  ------------
    Gross paid in and contributed
     surplus                                29,500,000    29,500,000
    Group life contingency reserve fund        180,457       118,381
    Unassigned funds                         7,100,726     3,184,262
                                          ------------  ------------
    Total Surplus                           36,781,183    32,802,643
                                          ------------  ------------
    Capital Stock and Surplus               38,781,183    34,802,643
                                          ------------  ------------
    Total liabilities, capital stock and
     surplus                              $624,098,579  $518,032,539
                                          ------------  ------------
                                          ------------  ------------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF OPERATIONS



                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1997          1996          1995
                                          ------------  ------------  ------------
INCOME:
    Premiums and annuity considerations   $ 16,670,915  $ 11,581,817  $ 11,731,623
    Deposit-type funds                     122,789,862    72,121,136    73,714,439
    Net investment income                    8,824,668    12,313,903    18,450,106
    Amortization of interest maintenance
     reserve                                   519,001       704,763       753,351
    Net gain from operations from
     Separate Accounts                           8,743         8,101       --
                                          ------------  ------------  ------------
      Total Income                         148,813,189    96,729,720   104,649,519
                                          ------------  ------------  ------------
BENEFITS AND EXPENSES:
    Death benefits                           4,916,746     2,881,367     2,589,934
    Annuity benefits                         5,439,091     7,175,995     6,606,801
    Disability benefits and benefits
     under accident and health policies        939,635       464,615       233,549
    Surrender benefits and other fund
     withdrawals                           111,623,776   118,432,072   118,975,912
    Interest on policy or contract funds        75,069        83,323       --
    Increase in aggregate reserves for
     life and accident and health
     policies and contracts                  5,199,040     1,550,701     3,022,081
    Decrease in liability for premium
     and other deposit funds               (30,405,893)  (67,996,389)  (71,733,008)
                                          ------------  ------------  ------------
      Total Benefits                        97,787,464    62,591,684    59,695,269
    Commissions on premiums and annuity
     considerations (direct business
     only)                                   5,582,738     3,047,358     3,212,849
    General insurance expenses               7,687,478     6,093,131     5,716,492
    Insurance taxes, licenses and fees,
     excluding federal income taxes            788,386       729,244       579,585
    Net transfers to Separate Accounts      31,479,097    19,487,747    32,047,554
                                          ------------  ------------  ------------
      Total Benefits and Expenses          143,325,163    91,949,164   101,251,749
                                          ------------  ------------  ------------
    Net gain from operations before
     dividends to policyholders and
     federal income taxes                    5,488,026     4,780,556     3,397,770
    Federal income taxes incurred
     (excluding tax on capital gains)        2,315,259     1,938,734     2,446,706
                                          ------------  ------------  ------------
    Net gain from operations after
     dividends to policyholders and
     federal income taxes and before
     realized capital gains                  3,172,767     2,841,822       951,064
    Net realized capital gains (losses)
     less capital gains tax and
     transferred to the interest
     maintenance reserve                       183,262      (439,101)      (21,536)
                                          ------------  ------------  ------------
NET INCOME                                $  3,356,029  $  2,402,721  $    929,528
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS



                                                YEARS ENDED DECEMBER 31,
                                          -------------------------------------
                                             1997         1996         1995
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR    $34,802,643  $31,964,414  $31,409,069
                                          -----------  -----------  -----------
    Net income                              3,356,029    2,402,721      929,528
    Change in net unrealized capital
     gains (losses)                           138,000      702,000     (672,000)
    Change in nonadmitted assets and
     related items                            (14,391)      32,888       71,263
    Change in asset valuation reserve         498,902     (299,380)     226,554
                                          -----------  -----------  -----------
    Net change in capital and surplus
     for the year                           3,978,540    2,838,229      555,345
                                          -----------  -----------  -----------
CAPITAL AND SURPLUS, END OF YEAR          $38,781,183  $34,802,643  $31,964,414
                                          -----------  -----------  -----------
                                          -----------  -----------  -----------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)) STATUTORY STATEMENTS OF CASH FLOW



                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------
                                              1997          1996          1995
                                          ------------  ------------  ------------
CASH PROVIDED
    Premiums, annuity considerations and
     deposit funds received               $139,005,632  $ 83,598,181  $ 85,243,958
    Net investment income                    9,707,801    14,106,521    19,808,090
                                          ------------  ------------  ------------
      Total receipts                       148,713,433    97,704,702   105,052,048
                                          ------------  ------------  ------------
    Benefits paid                          122,170,301   128,975,968   128,129,129
    Insurance expenses and taxes paid       13,540,362     9,712,774     9,655,310
    Net cash transfers to separate
     accounts                               37,013,877    22,213,704    29,702,679
    Federal income tax payments
     (excluding tax on capital gains)        1,715,259     2,909,899     2,125,541
                                          ------------  ------------  ------------
      Total payments                       174,439,799   163,812,345   169,612,659
    Net cash from operations               (25,726,366)  (66,107,643)  (64,560,611)
    Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $222,860 for 1997, $(112,405) for
     1996 and $324,248 for 1995)            59,132,310    86,583,714   123,662,512
    Other cash provided                        325,543     4,654,856       444,240
                                          ------------  ------------  ------------
      Total cash provided                   59,457,853    91,238,570   124,106,752
                                          ------------  ------------  ------------
CASH APPLIED
    Cost of long-term investments
     acquired                               27,369,138    28,654,582    51,631,901
    Other cash applied                         857,106       166,107     2,401,799
                                          ------------  ------------  ------------
      Total cash applied                    28,226,244    28,820,689    54,033,700
                                          ------------  ------------  ------------
      Net change in cash and short-term
       investments                           5,505,243    (3,689,762)    5,512,441
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                            4,614,994     8,304,756     2,792,315
                                          ------------  ------------  ------------
END OF YEAR                               $ 10,120,237  $  4,614,994  $  8,304,756
                                          ------------  ------------  ------------
                                          ------------  ------------  ------------



                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



1.  DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:



GENERAL--



Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuities and group life and long-term disability insurance. The parent company, Sun Life Assurance Company of Canada (U.S.) (Sun Life of Canada (U.S.)), is ultimately a wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life (Canada)), a mutual life insurance company.



The Company, which is domiciled in the State of New York, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as New York State laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles ("GAAP") for mutual life insurance companies and stock life insurance companies wholly owned by mutual life insurance companies. In April of 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation") which became effective in 1996 that has changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with GAAP. Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with GAAP. (See Note 16 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.



INVESTED ASSETS--



Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation, or appraised value less encumbrances. Short-term investments are carried at amortized cost which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally three to sixteen years.



POLICY AND CONTRACT RESERVES--



The reserves for group life insurance, group long-term disability insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.



INCOME AND EXPENSES--



For group life, group long-term disability and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



1. DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):


SEPARATE ACCOUNTS--



The Company has established unitized separate accounts applicable to individual qualified and non-qualified variable annuity contracts.



Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the statutory financial statements. Assets held in the separate accounts are carried at market values.



The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of a certain combination fixed/variable deferred annuity contract. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.



Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as payable (receivable) to (from) the general account. Transfers from separate accounts due or accrued amounted to $7,224,000 in 1997 and $1,689,000 in 1996.



OTHER--



Preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.



Certain 1996 and 1995 amounts have been reclassified to conform to amounts as presented in 1997.



2.  BONDS:


Investments in debt securities are as follows:



                                                      DECEMBER 31, 1997
                                          ------------------------------------------
                                                      GROSS       GROSS     ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED   FAIR
                                            COST      GAINS       LOSSES     VALUE
                                          --------  ----------   --------   --------
                                                          (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $15,005     $  311        -$      $15,316
    Foreign governments                       523         16        -           539
    Public utilities                       12,126        341        -        12,467
    Finance                                 4,026         80        -         4,106
    All other corporate bonds              30,023        696          16     30,703
                                          --------  ----------   --------   --------
        Total long-term bonds              61,703      1,444          16     63,131
                                          --------  ----------   --------   --------
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       9,406      -            -         9,406
                                          --------  ----------   --------   --------
                                          $71,109     $1,444         $16    $72,537
                                          --------  ----------   --------   --------
                                          --------  ----------   --------   --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



2.  BONDS (CONTINUED):



                                                       DECEMBER 31, 1996
                                          --------------------------------------------
                                                      GROSS        GROSS      ESTIMATED
                                          AMORTIZED UNREALIZED   UNREALIZED     FAIR
                                            COST      GAINS        LOSSES      VALUE
                                          --------  ----------   ----------   --------
                                                           (IN 000'S)
Long-term bonds:
    United States Government and
     government agencies and authorities  $ 9,075     $  179       $-         $ 9,254
    Foreign governments                       530         14        -             544
    Public utilities                       19,997        434            8      20,423
    Transportation                            468         34        -             502
    Finance                                 9,643        182        -           9,825
    All other corporate bonds              37,430      1,149           33      38,546
                                          --------  ----------      -----     --------
        Total long-term bonds              77,143      1,992           41      79,094
Short-term bonds:
    U.S. Treasury Bills, bankers
     acceptances and commercial paper       4,507      -            -           4,507
                                          --------  ----------      -----     --------
                                          $81,650     $1,992       $   41     $83,601
                                          --------  ----------      -----     --------
                                          --------  ----------      -----     --------



The amortized cost and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.



                                             DECEMBER 31, 1997
                                          -----------------------
                                          AMORTIZED   ESTIMATED
                                            COST      FAIR VALUE
                                          ---------  ------------
                                                (IN 000'S)
Maturities are:
    Due in one year or less                $21,723     $ 21,825
    Due after one year through five
     years                                  33,228       34,015
    Due after five years through ten
     years                                   2,386        2,499
    Due after ten years                      6,162        6,471
                                          ---------  ------------
        Subtotal                            63,499       64,810
                                          ---------  ------------
    Mortgage-backed securities               7,610        7,727
                                          ---------  ------------
                                           $71,109     $ 72,537
                                          ---------  ------------
                                          ---------  ------------



Proceeds from sales and maturities of investments in debt securities during 1997, 1996 and 1995 were $42,986,000, $76,431,000 and $111,448,000, respectively. Gross gains of $395,000, $537,000 and $1,295,000 and gross losses of $40,000, $183,000 and $335,000 were realized on such sales during 1997, 1996 and 1995, respectively.



A bond, included above, with an amortized cost of approximately $408,000 and $412,000 at December 31, 1997 and 1996, respectively, was on deposit with the Superintendent of Insurance of the State of New York as required by law.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



3.  MORTGAGE LOANS:


The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.



The following table shows the geographic distribution of the mortgage loan portfolio at December 31:



                                           1997     1996
                                          -------  -------
                                             (IN 000'S)

New York                                  $ 4,375  $10,717
California                                  4,672    4,884
Massachusetts                               2,556    6,542
Ohio                                        1,308    3,445
Florida                                     3,313    3,795
All other                                   9,563   11,049
                                          -------  -------
                                          $25,787  $40,432
                                          -------  -------
                                          -------  -------



As of December 31, 1997, the Company has restructured mortgage loans totaling $960,000 against which there are allowances for losses of $250,000.



4.  INVESTMENT GAINS (LOSSES):



                                              YEARS ENDED
                                             DECEMBER 31,
                                          -------------------
                                          1997   1996   1995
                                          -----  -----  -----
                                              (IN 000'S)
Realized capital gains (losses):
    Mortgage loans                        $  (6) $(676) $  (1)
    Real estate                             288    -      (32)
                                          -----  -----  -----
                                            282   (676)   (33)
                                          -----  -----  -----
                                          -----  -----  -----
Changes in unrealized capital gains
 (losses) on mortgage loans               $ 138  $ 702  $(672)
                                          -----  -----  -----
                                          -----  -----  -----



Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The gross realized capital gains credited to the interest maintenance reserve were $355,000, $354,000 and $960,000 in 1997, 1996 and 1995, respectively. All gains are transferred net of applicable income taxes.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



5.  NET INVESTMENT INCOME:


Net investment income consisted of the following for:



                                          YEARS ENDED DECEMBER 31,
                                          -------------------------
                                           1997     1996     1995
                                          -------  -------  -------
                                                 (IN 000'S)
Interest income from bonds                $ 5,622  $ 8,576  $13,020
Interest income from mortgage loans         3,279    4,252    5,882
Real estate investment income (loss)          483      376      (52)
Other investment income (loss)                170      (93)     170
                                          -------  -------  -------
    Gross investment income                 9,554   13,111   19,020
Investment expenses                           729      797      570
                                          -------  -------  -------
Net investment income                     $ 8,825  $12,314  $18,450
                                          -------  -------  -------
                                          -------  -------  -------



6.  REINSURANCE:


The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality and morbidity risks of the group life insurance contracts and group long-term disability contracts issued by the Company. Under these agreements, basic death benefits and long-term disability benefits are reinsured on a yearly renewable term basis. The agreements provide that Sun Life (Canada) will reinsure the mortality risks in excess of $50,000 per policy for group life insurance contracts and $3,000 per policy per month for the group long-term disability contracts ceded by the Company. Reinsurance transactions under these agreements had the effect of increasing income from operations by $139,000 for the year ended December 31, 1997, decreasing income from operations by $500,000 for the year ended December 31, 1996 and increasing income from operations by $652,000 for the year ended December 31, 1995.



The group life and long-term disability reinsurance agreements require that the reinsurer provide funds in amounts equal to the reserves ceded.



The following are summarized proforma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with Sun Life (Canada).



                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------
                                            1997     1996      1995
                                          --------  -------  --------
                                                  (IN 000'S)
Income:
    Premiums, annuity deposits and other
     revenues                             $142,915  $85,947  $ 86,819
    Net investment income                    9,343   13,019    19,204
                                          --------  -------  --------
    Subtotal                               152,258   98,966   106,023
                                          --------  -------  --------
Benefits and expenses:
    Policyholder benefits                  101,371   64,328    61,720
    Other expenses                          45,538   29,357    41,557
                                          --------  -------  --------
    Subtotal                               146,909   93,685   103,277
                                          --------  -------  --------
Income from operations                    $  5,349  $ 5,281  $  2,746
                                          --------  -------  --------
                                          --------  -------  --------

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



7.  WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:


Withdrawal characteristics of general account and separate account annuity reserves and deposits:


                                           DECEMBER 31, 1997
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal:
  --with market value adjustment          $120,764     21.40%
  --at book value less surrender charges
   (surrender charge > 5%)                  13,811      2.40
  --at book value (minimal or no charge
   or adjustment)                          410,484     72.70
Not subject to discretionary withdrawal
 provision                                  19,972      3.50
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $565,031    100.00%
                                          --------  ----------
                                          --------  ----------


                                           DECEMBER 31, 1996
                                          --------------------
                                           AMOUNT   % OF TOTAL
                                          --------  ----------
                                               (IN 000'S)
Subject to discretionary withdrawal:
  --with market value adjustment          $ 92,135     19.60%
  --at book value less surrender charges
   (surrender charge > 5%)                  38,668      8.20
  --at book value (minimal or no
   surrender charge or adjustment)         318,886     67.90
Not subject to discretionary withdrawal
 provision                                  20,326      4.30
                                          --------  ----------
Total annuity actuarial reserves and
 deposit liabilities                      $470,015    100.00%
                                          --------  ----------
                                          --------  ----------



8.  RETIREMENT PLANS:


The Company participates with Sun Life (Canada) and Sun Life of Canada (U.S.) in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.



The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; the plan is currently fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of a variable accumulation fund contract held in a separate account of Sun Life (Canada).



The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $211,000, $178,000 and $97,000, respectively. The Company's share of net periodic pension cost was $33,000, $81,000 and $18,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



The Company also participates with Sun Life (Canada), Sun Life of Canada (U.S.) and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Employer contributions were $28,000, $27,000 and $21,000 for the years ended December 31, 1997, 1996 and 1995, respectively.



OTHER POST-RETIREMENT BENEFIT PLANS



In addition to pension benefits, the Company provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



8.  RETIREMENT PLANS (CONTINUED):


early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The expense recognized in the financial statements relative to this plan was $16,000 in 1997, $8,000 in 1996 and $7,000 in 1995.



9.  FAIR VALUE OF FINANCIAL INSTRUMENTS:


The following table presents the carrying amounts and fair values of the Company's financial instruments at December 31, 1997 and 1996:



                                                      1997                            1996
                                          -----------------------------   -----------------------------
                                             CARRYING                        CARRYING
                                              AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                          --------------   ------------   --------------   ------------
                                                                   (IN 000'S)
ASSETS:
Bonds                                        $ 71,109        $ 72,537        $ 81,650        $   83,601
Mortgages                                      25,787          26,557          40,432            41,196
                                              -------      ------------   --------------   ------------
Total                                        $ 98,896        $ 99,094        $122,082        $  124,797
                                              -------      ------------   --------------   ------------
                                              -------      ------------   --------------   ------------
LIABILITIES:
Individual annuities                         $ 40,479        $ 38,177        $ 70,166        $   68,830
                                              -------      ------------   --------------   ------------
                                              -------      ------------   --------------   ------------



The major methods and assumptions used in estimating the fair values of financial instruments are as follows:



The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated using prices for publicly traded bonds of similar credit risk, maturity, repayment and liquidity characteristics.



The fair values of the Company's general account reserves and liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.



The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.



10. STATUTORY INVESTMENT VALUATION RESERVES:


The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, mortgage loans, real-estate and other invested assets with related increases or decreases being recorded directly to surplus.



Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rate risk are charged or credited to an IMR and amortized into income over the remaining contractual life of the security sold.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



10. STATUTORY INVESTMENT VALUATION RESERVES (CONTINUED):


The table shown below presents changes in the major elements of the AVR and IMR.



                                               1997            1996
                                          --------------  --------------
                                           AVR     IMR     AVR     IMR
                                          ------  ------  ------  ------
                                            (IN 000'S)      (IN 000'S)
Balance, beginning of year                $1,845  $1,174  $1,546  $1,648
Net realized capital gains (losses), net
 of tax                                      183     231    (439)    230
Amortization of net investment gains        -       (519)   -       (704)
Unrealized investment gains                  138    -        702    -
Required by formula                         (820)   -         36    -
                                          ------  ------  ------  ------
Balance, end of year                      $1,346  $  886  $1,845  $1,174
                                          ------  ------  ------  ------
                                          ------  ------  ------  ------



11. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES:


Activity in the liability for unpaid claims and claim adjustment expense is summarized below (in 000's).



                                                      1997     1996     1995
                                                     -------  -------  -------
 Balance, January 1                                  $ 6,129  $ 4,320  $ 2,322
 Claims incurred                                       9,008    5,061    4,789
 Claims paid                                          (4,898)  (3,252)  (2,791)
                                                     -------  -------  -------
 Balance, December 31                                $10,239  $ 6,129  $ 4,320
                                                     -------  -------  -------
                                                     -------  -------  -------



The information presented above includes unpaid benefit claims and claim adjustment expenses for the group life and group long-term disability contracts. As of December 31, 1997, the unpaid claim and claim adjustment liability for these contracts is included in Policy Reserves.



12. FEDERAL INCOME TAXES:


The Company files a consolidated federal income tax return with Sun Life of Canada (U.S.) and other affiliates. Federal income taxes are calculated as if the Company filed a return as a separate company. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such differences include reserves, depreciation and accrual of market discount on bonds. The Company made cash payments to Sun Life of Canada (U.S.) of $1,938,000, $2,797,000 and $2,421,000 during 1997, 1996 and 1995, respectively.



13. LEASE COMMITMENTS:


The Company leases two separate facilities for its annuity operations and group sales office. Both leases commenced in March 1994.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Wholly-Owned Subsidiary of Sun Life Assurance Company Of Canada (U.S.)) NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



13. LEASE COMMITMENTS (CONTINUED):


Future minimum lease commitments are as follows:



 YEAR ENDING DECEMBER 31,
 ------------------------------  AMOUNT
                                 ------
                                  (IN
                                 000'S)
 1998                            $ 354
 1999                              305
 2000                              237
 2001                              237
 2002                              237
 Thereafter                        275
                                 ------
 Total                           $1,645
                                 ------
                                 ------



Rent expense under these and prior leases in 1997, 1996 and 1995 amounted to $348,000, $336,000 and $336,000, respectively.



14. MANAGEMENT AND SERVICE CONTRACTS:


The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will furnish to the Company, as requested, personnel as well as certain investment, actuarial and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $1,155,000 in 1997, $1,866,000 in 1996 and $1,741,000 in 1995.



15. RISK-BASED CAPITAL:


Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.



16. ACCOUNTING POLICIES AND PRINCIPLES:


The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting and GAAP are described as follows. Statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP; deferred acquisition costs, deferred federal income taxes and statutory non admitted assets. AVR and IMR are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Premiums for investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.



Because the Company's management uses financial information prepared in conformity with accounting policies generally accepted in Canada in the normal course of business, the management of the Company has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS


SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK



We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



As described more fully in Notes 1 and 16 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.



In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1997 on the basis of accounting described in Notes 1 and 16.



However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 1997 and 1996 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1997.



As management has stated in Note 16, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Insurance and Annuity Company of New York has determined that the cost of complying with Statement No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts, would exceed the benefits that the Company, or the users of its financial statements would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.



DELOITTE & TOUCHE LLP


February 5, 1998

                                   APPENDIX A
                               THE FIXED ACCOUNT

    THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE IN THIS APPENDIX A HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. HOWEVER, THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

A WORD ABOUT THE FIXED ACCOUNT


    The Fixed Account consists of those assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law. Any portion of the net Purchase Payment allocated by the Owner to a Guarantee Period(s) will become part of the Fixed Account. Any obligations of the Fixed Account will be paid first from those assets which are allocated to the Fixed Account and the excess, if any, will be paid from the Company's general account. The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated between the Company and the contracts participating in the Fixed Account, in accordance with the terms of such contracts.


    Annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. The Company may credit interest at a rate in excess of 4% per year; however, the Company is not obligated to credit any interest in excess of 4% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

    Excess interest, if any, will be credited on the fixed accumulation value. The Company guarantees that, at any time, the fixed accumulation value will not be less than the amount of Purchase Payments allocated to the Fixed Account, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Account, less the sum of all administrative or withdrawal charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge (see "Withdrawal Charges" in the Prospectus). In no event will the portion of the contract maintenance charge that is deducted from the Fixed Account cause the Contract's fixed accumulation value (adjusted for any cash withdrawals) to increase by less than 4% per year.

    If on any Contract Anniversary the rate at which the Company credits interest to amounts allocated to the Fixed Account under the Contract is less than 80% of the average discount rate on 52-week United States Treasury Bills for the most recent auction prior to the Contract Anniversary on which the declared interest rate becomes applicable, then during the 45-day period after the Contract Anniversary the Owner may elect to receive the value of the Contract's Accumulation Account without assessment of a withdrawal charge. Such withdrawal may, however, result in adverse tax consequences (see "Federal Tax Status").

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

FIXED ACCUMULATION VALUE
(1) CREDITING FIXED ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the net Purchase Payment to be allocated to the Fixed Account in accordance with the allocation factor will be credited to the Accumulation Account in the form of Fixed Accumulation Units. The number of Fixed Accumulation Units to be credited is determined by dividing the dollar amount allocated to the Fixed Account by the Fixed Accumulation Unit value for the Contract for the Valuation Period during which the Purchase Payment is received by the Company.

(2) FIXED ACCUMULATION UNIT VALUE

    A Fixed Accumulation Unit value is established at $10.00 for the first Valuation Period of the calendar month in which the Contract is issued and will increase for each successive Valuation Period as interest is accrued. All Contracts issued in a particular calendar month and at a particular rate of interest, as specified in advance by the Company from time to time, will use the same series of Fixed Accumulation Unit values throughout the first Contract Year.

    At the first Contract Anniversary the Fixed Accumulation Units credited to a Contract's Accumulation Account will be exchanged for a second type of Fixed Accumulation Unit with an equal aggregate value. The value of this second type of Fixed Accumulation Unit will increase for each Valuation Period during each Contract Year as interest is accrued at a rate which shall have been determined by the Company prior to the first day of each Contract Year.

    The Company will credit interest to the Contract's Fixed Accumulation Account at a rate of not less than 4% per year, compounded annually. Once the rate applicable to a specific Contract is established by the Company, it may not be changed for the balance of the Contract Year. Additional Payments made during the Contract Year will be credited with interest for the balance of the Contract Year at the rate applicable at the beginning of that Contract Year. The Fixed Accumulation Unit value for the Contract for any Valuation Period is the value determined as of the end of such Valuation Period.

(3) FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Contract, if any, for any Valuation Period is equal to the value of the Fixed Accumulation Units credited to the Accumulation Account for such Valuation Period.

LOANS FROM THE FIXED ACCOUNT

    Loans will be permitted from the Contract's Fixed Accumulation Account (to the extent permitted by the retirement plan for which the Contract is purchased). The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement program legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed minimum guarantee accumulation account in the Company's general account where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years.

    The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Commencement Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on a minimum guaranteed interest rate of 4% per year, or, if more favorable to the Payee(s), in accordance with the Single Premium Immediate Settlement Rates published by the Company and in use on the Annuity Commencement Date.

                                   APPENDIX B

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS

    Suppose the net asset value of a Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period is $18.32; the Valuation Period is one day; no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks of .00003539 (the daily equivalent of the current charge of 1.3% on an annual basis) gives a net investment factor of 1.00323972. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be 14.6117523 (14.5645672 x 1.00323972).


ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATIONS


    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3843446 (12.3456789 x 1.00323972 x 0.99989255).

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS

    Suppose that the Accumulation Account of a deferred Contract is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any Fixed Accumulation Units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and 12.3456789, respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3843446. The first variable annuity payment would be $865.57(8,765.4321 x 14.5645672 x 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 x 12.3843446).

                                   APPENDIX C
                       WITHDRAWALS AND WITHDRAWAL CHARGES

    Suppose, for example, that the initial Purchase Payment under a Contract was $2,000, and that $2,000 Purchase Payments were made on each Contract Anniversary thereafter. The maximum free withdrawal amount would be $200, $400, $600, $800, and $1,000 in Contract Years 1, 2, 3, 4, and 5, respectively; these amounts are determined as 10% of the new Payments (as new Payments are defined in each Contract Year).

    In years after the 5th the maximum free withdrawal amount will be increased by any old Payments which have not already been liquidated. Continuing the example, consider a partial withdrawal of $4,500 made during the 7th Contract Year. Let us consider this withdrawal under two sets of circumstances, first where there were no previous partial withdrawals, and second where there had been an $800 cash withdrawal payment made in the 5th Contract Year.

        1. In the first instance, there were no previous partial withdrawals. The maximum free withdrawal amount in the 7th Contract Year is then $5,000, which consists of $4,000 in old Payments ($2,000 from each of the first two Contract Years) and $1,000 as 10% of the new Payments in years 3-7. Because the $4,500 partial withdrawal is less than the maximum free withdrawal amount of $5,000, no withdrawal charge would be imposed.

           This withdrawal would liquidate the Purchase Payments which were made in Contract Years 1 and 2, and would liquidate $500 of the Purchase Payment which was made in Contract Year 3.

        2. In the second instance, an $800 cash withdrawal payment had been made in the 5th Contract Year. Because the cash withdrawal payment was less than the $1,000 maximum free withdrawal amount in the 5th Contract year, no surrender charge would have been imposed. The $800 cash withdrawal payment would have liquidated $800 of the Purchase Payment in the 1st Contract Year.

           As a consequence, the maximum free withdrawal amount in the 7th Contract Year is only $4,200, consisting of $3,200 in old Payments ($1,200 remaining from year 1 and $2,000 from year 2) and $1,000 as 10% of new Payments. A $4,500 partial withdrawal exceeds the maximum free withdrawal amount by $300. Therefore the amount subject to the withdrawal charge is $300 and the withdrawal charge is $300 X 0.05, or $15. The amount of the cash withdrawal payment is the $4,500 partial withdrawal, minus the $15 withdrawal charge, or $4,485. The $4,500 partial withdrawal would be charged to the Contract's Accumulation Account in the form of cancelled Accumulation Units.

           This withdrawal would liquidate the remaining $1,200 from the Purchase Payment in Contract Year 1, the full $2,000 Purchase Payment from Contract Year 2, and $1,300 of the Payment from Contract Year 3.

    Suppose that the Owner of the Contract wanted to make a full surrender of the Contract in year 7 instead of a $4,500 partial withdrawal. The consequences would be as follows:

        1. In the first instance, where there were no previous cash withdrawal payments, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $5,000. The sum of the old and new Payments not previously liquidated is $14,000 ($2,000 from each Contract Year). The amount subject to the withdrawal charge is thus $9,000. The withdrawal charge on full surrender would then be $9,000 X 0.05 or $450.

        2. In the second instance, where $800 had previously been withdrawn, we know from above that the maximum free withdrawal amount in the 7th Contract Year is $4,200. The sum of old and new Payments not previously liquidated is $14,000 less the $800 which was previously liquidated, or $13,200. The amount subject to the withdrawal charge is still $9,000 ($13,200-$4,200). The withdrawal charge on full surrender would thus be the same as in the first example.

                           SUN LIFE INSURANCE AND ANNUITY COMPANY
                             OF NEW YORK
                           Annuity Service Mailing Address:
                           80 Broad Street
                           New York, New York 10004


                           GENERAL DISTRIBUTOR
                           Clarendon Insurance Agency, Inc.
                           One Sun Life Executive Park
                           Wellesley Hills, Massachusetts 02181


                           LEGAL COUNSEL
                           Covington & Burling
                           1201 Pennsylvania Avenue, N.W.
                           P.O. Box 7566
                           Washington, D.C. 20044

                           AUDITORS
                           Deloitte & Touche LLP
                           125 Summer Street
                           Boston, Massachusetts 02110


                            CO1NY-13 5/98

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Amendment to the Registration Statement:

Included in Part A:

A.    Condensed Financial Information--Accumulation Unit Values.

Included in Part B:

A.   Financial Statements of the Registrant:

     1.    Statement of Condition, December 31, 1997;

     2.    Statement of Operations, Year Ended December 31, 1997;

     3.    Statements of Changes in Net Assets, Years Ended
           December 31, 1997 and 1996;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

B.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1997 and 1996;

     2. Statutory Statements of Operations, Years Ended December 31, 1997, 1996 and 1995;

     3. Statutory Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 1997, 1996 and 1995;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1997, 1996 and 1995;

     5.    Notes to Statutory Financial Statements; and

     6.    Independent Auditors' Report.

     (b) The following Exhibits are incorporated by reference in this Amendment to the Registration Statement, unless otherwise indicated:

     (1) Resolution of the Board of Directors of the Depositor dated December 3, 1984, authorizing the establishment of the Registrant*;

     (2)   Not applicable;

     (3) (a) Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc.*;

           (b)(i)    Specimen Sales Operations and General Agent
Agreement*;

           (b)(ii)   Specimen Broker-Dealer Supervisory and Service Agreement*;

           (b)(iii)  Specimen Broker-Dealer Supervisory and Agreement*;

     (4) Form of Flexible Payment Deferred Combination Variable and Fixed Annuity Contract**;

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4)**;

     (6) Declaration of Intent and Charter and the By-laws of the Depositor*;

     (7)   Not Applicable;

     (8)   Not Applicable;

     (9)   Previously filed;

     (10)  Consent of Deloitte & Touche**;

     (11)  None;

     (12)  Not Applicable;

     (13)  Not Applicable;

     (14)  Not Applicable;

     (15)  Powers of Attorney**;
_________________

 * Incorported herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 of the Registrant, File No. 33-41629

** Filed herewith

     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                     Positions and Offices
Business Address                       with the Depositor
-----------------                      ----------------------

John D. McNeil                         Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


Donald A. Stewart                      President and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9


David D. Horn                          Director
56 Pinckney Street
Boston, Massachusetts 02114


John S. Lane                           Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                      Director
500 Boylston Street
Boston, Massachusetts 02116




M. Colyer Crum                         Director
104 Westcliff Road
Weston, Massachusetts 02193


John G. Ireland                        Director
280 Steamboat Road
Greenwich, Connecticut 06830

Name and Principal                  Positions and Offices
Business Address                    with the Depositor
------------------                  -----------------------

Edward M. Lamont                    Director
1234 Moores Hill Road
Syosset, New York  11791


Angus A. MacNaughton                Director
Metro Tower, Suite 1170
950 Tower Lane
Foster City, California  94404-2121


Peter R. O'Flinn                    Director
LeBouef, Lamb, Greene and MacRae
125 West 55th Street
New York, New York 10019


Fioravante G. Perrotta, Esq.        Director
13 Clarke Lane
Essex, Connecticut 06426


Ralph F. Peters                     Director
66 Strimples Mill Road
Stockton, New Jersey


Frederick B. Whittemore             Director
1221 Avenue of the Americas
New York, New York  10020


Robert P. Vrolyk                    Vice President, Controller
One Sun Life Executive Park         and Actuary
Wellesley Hills, Massachusetts 02181


S. Caesar Raboy                     Senior Vice President
One Sun Life Executive Park         and Director
Wellesley Hills, Massachusetts 02181


Michael A. Cohen                    Vice President and
80 Broad Street                     Regional Manager
New York, New York 10004


C. James Prieur                     Senior Vice President and Director
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181


L. Brock Thomson                    Vice President
One Sun Life Executive Park         and Treasurer
Wellesley Hills, Massachusetts 02181


Margaret Sears Mead                 Assistant Vice President and Secretary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

Item 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE DEPOSITOR OR REGISTRANT


    No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.


    The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life
Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                      Percent of
                                                    State or Country   Ownership
                                                     or Jurisdiction   of Voting
                                                    of Incorporation  Securities
                                                    ----------------  ----------
Sun Life Assurance Company of Canada                Canada              100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada --
  U.S. Operations Holdings, Inc. .................  Delaware            100%
Sun Life Assurance Company of Canada (U.K.)
  Limited ........................................  United Kingdom      100%
Sun Life of Canada Investment Management Limited .  Canada              100%
Sun Life of Canada Benefit Management Limited ....  Canada              100%
Spectrum United Holdings, Inc.....................  Canada              100%
Sun Canada Financial Co. .........................  Delaware            100%
Sun Life of Canada (U.S.) Holdings, Inc. .........  Delaware              0%*
Sun Life of Canada (U.S.) Financial Services
  Holdings, Inc. .................................  Delaware              0%*
Sun Life Assurance Company of Canada (U.S.) ......  Delaware              0%**
Sun Life Insurance and Annuity Company of
  New York .......................................  New York              0%**
Sun Life of Canada (U.S.) Distributors, Inc. .....  Delaware              0%****
Sun Benefit Services Company, Inc. ...............  Delaware              0%****
Sun Life of Canada (U.S.) SPE 97-1, Inc. .........  Delaware              0%****
Massachusetts Financial Services Company .........  Delaware              0%***
New London Trust, F.S.B...........................  Federally Chartered   0%****
Massachusetts Casualty Insurance Company..........  Massachusetts         0%****
Clarendon Insurance Agency, Inc. .................  Massachusetts         0%*****
MFS Service Center, Inc...........................  Delaware              0%*****
MFS/Sun Life Series Trust ........................  Massachusetts         0%******
Sun Capital Advisers, Inc. .......................  Delaware              0%****
MFS International, Ltd. ..........................  Ireland               0%*****
MFS Institutional Advisers, Inc. .................  Delaware              0%*****
MFS Fund Distributors, Inc. ......................  Delaware              0%*****
MFS Retirement Services, Inc. ....................  Delaware              0%*****
Sun Life Financial Services Limited...............  Bermuda               0%****

-----------------

    * 100% of the issued and outstanding voting securities of Sun Life of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc.

   ** 100% of the issued and outstanding voting securities of Sun Life Assurance Company of Canada (U.S.) Holdings, Inc.

  *** 93.6% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by
         Sun Life of Canada (U.S.) Financial Services Holdings, Inc.

 **** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Clarendon Insurance Agency, Inc.,
         Sun Capital Advisers, Inc., Sun Life Financial Services Limited and Massachusetts Casualty Insurance Company is owned by Sun Life Assurance Company of Canada (U.S.).

 ***** 100% of the issued and outstanding voting securities of MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisers, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.

****** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

     Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.   NUMBER OF CONTRACT OWNERS

     As of February 28, 1998 there were 181 qualified contracts, all of which were established pursuant to qualified plans.

Item 28.   INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4184), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life
(N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F and G, Sun Life (N.Y.) Variable Accounts B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments
Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



Name and Principal              Positions and Offices
Business Address*                  with Underwriter
------------------              ----------------------

Jane M Mancini.........         President and Director
S. Caesar Raboy........                Director
C. James Prieur........                Director
Robert P. Vrolyk.......                Director
L. Brock Thomson.......      Vice President and Treasurer
Roy P. Creedon.........               Secretary
Margaret Sears Mead....          Assistant Secretary
Donald E. Kaufman......            Vice President
Cynthia M. Orcutt......            Vice President
Laurie Lennox..........            Vice President
Peter A. Marion........              Tax Officer


-----------------
 * The principal business address of all directors and officers of the principal underwriter except Ms. Mancini and Ms. Lennox is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. The principal business address of Ms. Mancini and Ms. Lennox is One Copley Place Boston, Massachusetts 02116.


      (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, or at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02116.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS


    Representation with respect to Section 26(e) of the Investment Company Act of 1940.

    Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are resasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

                            SIGNATURES

     As required by the Securities Act of 1933 and the Invest-ment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 22nd day of April, 1998.


                               Sun Life (N.Y.)
                                 Variable Account A
                               (Registrant)

                               Sun Life Insurance and Annuity
                                 Company of New York
                               (Depositor)




                          By:*   /s/ JOHN D. McNEIL
                          -------------------------
                                     John D. McNeil
                                     Chairman


Attest:    /s/ MARGARET HANKARD
           -----------------------
               Margaret Hankard
               Senior Associate Counsel


    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


     Signatures                       Title                         Date
     ----------                       -----                         ----

                                   Chairman and
                                    Director
                                   (Principal
*    /s/ JOHN D. McNEIL            Executive Officer)          April 22, 1998
-----------------------------
         John D. McNeil



-----------------------------
*   By Margaret Hankard pursuant to Power of Attorney filed herewith.

     Signatures                       Title                         Date
     ----------                       -----                         ----

                                 Vice President, Controller
                                   and Actuary (Principal
                                       Financial &
*   /s/ ROBERT P. VROLYK            Accounting Officer)        April 22, 1998
-------------------------------
        Robert P. Vrolyk


                                   President
*  /s/  DONALD A. STEWART            and Director              April 22, 1998
-------------------------------
        Donald A. Stewart


*   /s/ RICHARD B. BAILEY          Director                    April 22, 1998
-------------------------------
        Richard B. Bailey


*   /s/ DAVID D. HORN               Director                   April 22, 1998
-------------------------------
        David D. Horn


*   /s/ JOHN S. LANE               Director                    April 22, 1998
-------------------------------
        John S. Lane


*   /s/ JOHN G. IRELAND            Director                    April 22, 1998
-------------------------------
        John G. Ireland


*   /s/ EDWARD M. LAMONT           Director                    April 22, 1998
-------------------------------
        Edward M. Lamont


*   /s/ FIORAVANTE G. PERROTTA     Director                    April 22, 1998
--------------------------------
        Fioravante G. Perrotta


*  /s/ RALPH F. PETERS             Director                    April 22, 1998
--------------------------------
       Ralph F. Peters


*  /s/ S. CAESAR RABOY             Director                    April 22, 1998
--------------------------------
       S. Caesar Raboy

-----------------------------
*    By Margaret Hankard pursuant to Power of Attorney filed herewith.

     Signatures                       Title                         Date
     ----------                       -----                         ----

                                   Director
-------------------------------
       Peter R. O'Flinn


*  /s/ ANGUS A. MacNAUGHTON        Director                    April 22, 1998
-------------------------------
       Angus A. MacNaughton


*  /s/ M. COLYER CRUM              Director                    April 22, 1998
-------------------------------
       M. Colyer Crum


*  /s/ FREDERICK B. WHITTEMORE     Director                    April 22, 1998
-------------------------------
       Frederick B. Whittemore


*  /s/ C. JAMES PRIEUR             Senior Vice President       April 22, 1998
-------------------------------      and Director
       C. James Prieur


-----------------------------
*    By Margaret Hankard pursuant to Power of Attorney filed herewith.